Condensed Consolidated Statements of Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Total	Cumulative Effect Period of Adoption Adjustment	Preferred shares	Common shares	Treasury shares	Additional Paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Retained earnings Cumulative Effect Period of Adoption Adjustment	Total Textainer Group Holdings Limited shareholders' equity	Total Textainer Group Holdings Limited shareholders' equity Cumulative Effect Period of Adoption Adjustment	Noncontrolling interest	Noncontrolling interest Cumulative Effect Period of Adoption Adjustment
Beginning Balances at Dec. 31, 2019	$ 1,285,645			$ 583	$ (17,746)	$ 410,595	$ (511)	$ 866,458		$ 1,259,379		$ 26,266
Beginning Balances (ASU 2016-13) at Dec. 31, 2019		$ (892)							$ (885)		$ (885)		$ (7)
Beginning Balances (in shares) at Dec. 31, 2019				58,326,555	(1,508,637)
Restricted share units vested				$ 1		(1)
Restricted share units vested (in shares)				62,629
Purchase of treasury shares	$ (29,082)				$ (29,082)					(29,082)
Purchase of treasury shares (in shares)	(3,581,237)				(3,581,237)
Share-based compensation expense	$ 2,145					2,145				2,145
Net income	11,189							11,610		11,610		(421)
Other comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	(13,251)						(13,251)			(13,251)
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	528						528			528
Foreign currency translation adjustments	(102)						(102)			(102)
Income tax benefit related to items of other comprehensive (loss) income	132						132			132
Total other comprehensive income (loss)	(12,693)
Ending Balances at Jun. 30, 2020	1,256,312			$ 584	$ (46,828)	412,739	(13,204)	877,183		1,230,474		25,838
Ending Balances (in shares) at Jun. 30, 2020				58,389,184	(5,089,874)
Beginning Balances at Dec. 31, 2020	1,286,718			$ 587	$ (86,239)	416,609	(9,744)	938,395		1,259,608		27,110
Beginning Balances (in shares) at Dec. 31, 2020				58,740,919	(8,245,130)
Issuance of preferred shares, net of offering expenses	144,511		$ 150,000			(5,489)				144,511
Issuance of preferred shares, net of offering expenses (in shares)			6,000
Restricted share units vested				$ 1		(1)
Restricted share units vested (in shares)				65,505
Exercise of share options	3,924			$ 2		3,922				3,924
Exercise of share options (in shares)				234,225
Purchase of treasury shares	$ (29,193)				$ (29,193)					(29,193)
Purchase of treasury shares (in shares)	(1,161,900)				(1,161,900)
Share-based compensation expense	$ 2,716					2,716				2,716
Purchase of noncontrolling interest	(20,088)					7,022				7,022		$ (27,110)
Preferred shares dividends declared	(1,808)							(1,808)		(1,808)
Net income	138,091							138,091		138,091
Other comprehensive income (loss):
Change in derivative instruments designated as cash flow hedges	(204)						(204)			(204)
Reclassification of realized (gain) loss on derivative instruments designated as cash flow hedges	2,491						2,491			2,491
Foreign currency translation adjustments	(41)						(41)			(41)
Income tax benefit related to items of other comprehensive (loss) income	67						67			67
Total other comprehensive income (loss)	2,313
Ending Balances at Jun. 30, 2021	$ 1,527,184		$ 150,000	$ 590	$ (115,432)	$ 424,779	$ (7,431)	$ 1,074,678		$ 1,527,184
Ending Balances (in shares) at Jun. 30, 2021			6,000	59,040,649	(9,407,030)